SIGNIFICANT ACCOUNTING POLICIES - Oil and Natural Gas Properties (Details)	Dec. 31, 2017
Oil and Natural Gas Properties
Discount rate applied to estimated future net cash flows from proved oil and gas reserves (as a percent)	10.00%